Summary of significant accounting policies (Details 1)	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Office equipment, fixtures and furniture [Member] | Minimum [Member]
Estimated useful lives	3 years
Office equipment, fixtures and furniture [Member] | Minimum [Member] | CHINA BIO-TECHNOLOGY HOLDINGS [Member]
Estimated useful lives		3 years
Office equipment, fixtures and furniture [Member] | Maximum [Member]
Estimated useful lives	5 years
Office equipment, fixtures and furniture [Member] | Maximum [Member] | CHINA BIO-TECHNOLOGY HOLDINGS [Member]
Estimated useful lives		5 years
Computer Equipment [Member] | Minimum [Member]
Estimated useful lives	3 years
Computer Equipment [Member] | Minimum [Member] | CHINA BIO-TECHNOLOGY HOLDINGS [Member]
Estimated useful lives		3 years
Computer Equipment [Member] | Maximum [Member]
Estimated useful lives	5 years
Computer Equipment [Member] | Maximum [Member] | China Bio [Member]
Estimated useful lives		5 years